Income Taxes - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 1,036	$ 1,084
2034 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	0	2
2035 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	170	220
2036 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	550	549
2037 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	121	121
2038 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	5	5
2039 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	185	187
2040 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 5	$ 0